Note 5 - Trade Receivables (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 149,000	$ 296,000
Provision for Doubtful Accounts	300,000	300,000	500,000
Not Expected To Be Collectable Within The Next Year [Member]
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 200,000	$ 300,000